UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2005

                 Check here if Amendment [ ]; Amendment Number:
                       This Amendment (Check only one.):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Endeavour Capital Advisors, Inc. (1)

Address:    289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess         Greenwich, CT          02/13/06
       (Name)                (City, State)           (Date)

Report Type (Check only one.):
-----------------------------
[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51 Items

Form 13F Information Table Value Total: $ 347,131 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                    VOTING
                                TITLE OF                TOTAL FMV     TOTAL          INVESTMENT    OTHER          AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP      (X $1,000)    SHARES  SH/PRN  DISCRETION   MANAGERS           SOLE
ACCO BRANDS CORP                  COM       00081T108         855      34,900   SH       SOLE         NONE           34,900
ACE LTD                           ORD       G0070K103       4,104      76,800   SH       SOLE         NONE           76,800
                                 UNIT LTD
ALLIANCE CAP MGMT HLDG LP         PARTN     01855A101      15,490     274,200   SH       SOLE         NONE          274,200
ALLSTATE CORP                     COM       020002101      10,533     194,800   SH       SOLE         NONE          194,800
AMERICAN FINL GROUP INC OHIO      COM       025932104       4,467     116,600   SH       SOLE         NONE          116,600
ARCH CAP GROUP LTD                ORD       G0450A105      16,310     297,900   SH       SOLE         NONE          297,900
ARCHIPELAGO HLDG INC              COM       03957A104       1,500      30,000   SH       SOLE         NONE           30,000
ASPEN INSURANCE HOLDINGS LTD      SHS       G05384105       1,184      50,000   SH       SOLE         NONE           50,000
ASSURANT INC                      COM       04621X108       5,728     131,700   SH       SOLE         NONE          131,700
BEAR STEARNS COS INC              COM       073902108       9,289      80,400   SH       SOLE         NONE           80,400
BROWN & BROWN INC                 COM       115236101       3,906     127,900   SH       SOLE         NONE          127,900
CHUBB CORP                        COM       171232101      26,492     271,300   SH       SOLE         NONE          271,300
CIMAREX ENERGY CO                 COM       171798101       2,387      55,500   SH       SOLE         NONE           55,500
CITIGROUP INC                     COM       172967101      11,293     232,700   SH       SOLE         NONE          232,700
COMMERCE BANCORP INC NJ           COM       200519106       7,281     211,600   SH       SOLE         NONE          211,600
                               SPONSORED
COMPANHIA VALE DO RIO DOCE        ADR       204412209       1,938      47,100   SH       SOLE         NONE           47,100
COMPTON PETE CORP                 COM       204940100       1,676     113,900   SH       SOLE         NONE          113,900
CONSECO INC                       COM NEW   208464883       4,006     172,900   SH       SOLE         NONE          172,900
DIAMOND OFFSHORE DRILLING IN      COM       25271C102       1,683      24,200   SH       SOLE         NONE           24,200
DOW JONES & CO INC                COM       260561105       1,040      29,300   SH       SOLE         NONE           29,300
FIFTH THIRD BANCORP               COM       316773100      13,662     362,200   SH       SOLE         NONE          362,200
FPIC INS GROUP INC                COM       302563101       6,895     198,711   SH       SOLE         NONE          198,711
GFI GROUP INC                     COM       361652209       2,556      53,900   SH       SOLE         NONE           53,900
GLOBALSANTAFE CORP                SHS       G3930E101       1,863      38,700   SH       SOLE         NONE           38,700
HARTFORD FINL SVCS GROUP INC      COM       416515104       5,548      64,600   SH       SOLE         NONE           64,600
HCC INS HLDGS INC                 COM       404132102       2,959      99,700   SH       SOLE         NONE           99,700
INTERNATIONAL SECS EXCH INC       CL A      46031W204       5,036     183,000   SH       SOLE         NONE          183,000
J P MORGAN CHASE & CO             COM       46625H100      10,808     272,300   SH       SOLE         NONE          272,300
NATIONAL ATLANTIC HLDGS CORP      COM       63253Y107       2,719     248,300   SH       SOLE         NONE          248,300
NEW YORK CMNTY BANCORP INC        COM       649445103      11,212     678,692   SH       SOLE         NONE          678,692
NEWS CORP                         CL A      65248E104       1,664     107,000   SH       SOLE         NONE          107,000
OMI CORP NEW                      COM       Y6476W104       1,356      74,700   SH       SOLE         NONE           74,700
OREGON STL MLS INC                COM       686079104       1,224      41,600   SH       SOLE         NONE           41,600
                                SPONSORED
PETROLEUM GEO SVCS ASA NEW        ADR       716599105       1,134      36,600   SH       SOLE         NONE           36,600
PHELPS DODGE CORP                 COM       717265102       2,201      15,300   SH       SOLE         NONE           15,300
PLATINUM UNDERWRITER HOLDINGS L   COM       G7127P100      29,936     963,500   SH       SOLE         NONE          963,500
                                SPONSORED
POSCO                             ADR       693483109       3,693      74,600   SH       SOLE         NONE           74,600
PRINCIPAL FINANCIAL GROUP IN      COM       74251V102         531      11,200   SH       SOLE         NONE           11,200
PROASSURANCE CORP                 COM       74267C106      18,970     390,000   SH       SOLE         NONE          390,000
PXRE GROUP LTD                    COM       G73018106       3,060     236,100   SH       SOLE         NONE          236,100
RENAISSANCERE HOLDINGS LTD        COM       G7496G103      19,841     449,800   SH       SOLE         NONE          449,800
SEACOR HOLDINGS INC               COM       811904101       5,407      79,400   SH       SOLE         NONE           79,400
SIGNATURE BK NEW YORK NY          COM       82669G104       8,587     305,900   SH       SOLE         NONE          305,900
ST PAUL TRAVELERS INC             COM       792860108      16,171     362,000   SH       SOLE         NONE          362,000
TEEKAY SHIPPING MARSHALL ISL      COM       Y8564W103       3,467      86,900   SH       SOLE         NONE           86,900
TRADESTATION GROUP INC            COM       89267P105       4,315     348,580   SH       SOLE         NONE          348,580
UCBH HOLDINGS INC                 COM       90262T308       5,092     284,800   SH       SOLE         NONE          284,800
USB HLDG INC                      COM       902910108       3,342     154,310   SH       SOLE         NONE          154,310
VALOR COMMUNICATIONS GROUP        COM       920255106         858      75,300   SH       SOLE         NONE           75,300
WASHINGTON MUT INC                COM       939322103      21,019     483,200   SH       SOLE         NONE          483,200
WASHINGTON POST CO                CL B      939640108         842       1,100   SH       SOLE         NONE            1,100

                                                          347,131   9,355,693                                     9,355,693
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